UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN GLOBAL ENTREPRENEURS FUND, INC.
(Exact name of registrant as specified in charter)

8080 N. Central Expressway, Suite 210, Dallas, TX 75206
(Address of principal executive offices) (Zip Code)

Russell Cleveland
8080 N. Central Expressway, Suite 210 LB 59
Dallas, TX 75206
(Name and address of agent for service)

Registrant’s telephone number, including area code: (214) 891-8294

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
Third Quarter Report
September 30, 2013 (Unaudited)

Item 1. SCHEDULE OF INVESTMENTS
Unaffiliated Investments

Shares or Principal Amount	Company	Cost	Value(9)
	CONVERTIBLE BONDS – 0.81% (5)
	Crude Petroleum & Natural Gas--0.81%
$1,000,000	PetroHunter Energy Corporation 8.5% Maturity
	November 5, 2012	$1,000,000	$100,000

	Semiconductors and Related Devices– 0.00%
$966,666	Dynamic Green Energy Limited 7% Maturity June 10, 2011 (1) (10)	966,666	0
	Total Unaffiliated Convertible Bonds	1,966,666	100,000

	COMMON EQUITIES – 39.69% (3)(5)
	Business Services, NEC – 9.63%
51,300	Points International, Ltd.	280,440	1,185,543

	Crude Petroleum & Natural Gas – 0.07%
808,445	PetroHunter Energy Corporation	101,056	8,084

	Jewelry, Silverware, and Plated Ware—5.69%
100,000	Charles & Colvard Ltd.	444,317	701,000

	Other Financial Services—1.04%
100,000	Tiger Media, Inc.	685,598	128,000

	Pharmaceutical Preparations –10.66%
200,000	Flamel Technologies	1,148,882	1,312,000

	Surgical & Medical Instruments & Apparatus – 12.60%
550,000	Bovie Medical Corporation	1,146,654	1,551,000

	Total Unaffiliated Common Equities	3,806,947	4,885,627

	TOTAL UNAFFILIATED INVESTMENTS	$5,773,613	$4,985,627

Aggregate Gross Unrealized Appreciation of all Unaffiliated Securities		$1,729,250
Aggregate Gross Unrealized Depreciation of all Unaffiliated Securities		$(2,517,235)
Net Unrealized Appreciation/Depreciation of all Unaffiliated Securities	$	(787,985)

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
Third Quarter Report
September 30, 2013 (Unaudited)

SCHEDULE OF INVESTMENTS
Affiliated Investments

Shares or Principal Amount	Company	Cost	Value(9)

	CONVERTIBLE PROMISSORY NOTES – 0.79% (2)(3)(5)(8)
	Semiconductor & Related Devices – 0.79%
$112,501	Plures Technologies, Inc. 2% Promissory Note (4)	$112,501	$97,875
	Maturity April 25, 2014

	Total Affiliated Promissory Notes	112,501	97,875

	OTHER SECURITIES – 14.02% (2)(3)(5)(8)
	CONVERTIBLE PREFERRED EQUITIES
	Communications Service NEC – 11.73%
233,229	AnchorFree, Inc. Series A Convertible Preferred (1)	419,812	1,443,357

	Nutraceuticals – 0.02%
37.5	iSatori Technologies, Inc. Preferred D	75,000	3,064

	Semiconductor& Related Devices – 2.27%
625	Plures Technologies, Inc., Series A Preferred (4)	500,000	278,942
	Total Affiliated Other Securities	994,812	1,725,363

	COMMON EQUITIES – 30.56% (2)(3)(5)(8)
	Nutraceuticals – 29.59%
1,113,790	iSatori Technologies, Inc.	9,056,721	3,642,094

	Semiconductor &Related Devices – 0.97%
136,532	Plures Technologies, Inc (4)	5,754,700	118,783
	Total Affiliated Common Equities	14,811,421	3,760,877

	MISCELLANEOUS SECURITIES – 1.54% (2)(3)(5)(8)
	Communications Service NEC – 0.75%
15,023	AnchorFree, Inc., options to buy (1)(7)	92,971	92,971
112,501	Semiconductor &Related Devices – 0.79% Plures Technologies, Inc. warrants to buy (6)	0	96,751
	Total Affiliated Miscellaneous Securities	92,971	189,722

	TOTAL AFFILIATED INVESTMENTS	16,011,705	5,773,837
	TOTAL UNAFFILIATED INVESTMENTS	5,773,613	4,985,627
	TOTAL INVESTMENTS	$21,785,318	$10,759,464
	OTHER ASSETS AND LIABILITIES – 12.59%	0	1,549,540
	TOTAL NET ASSETS	$21,785,318	$12,309,004

RENN Global Entrepreneurs Fund, Inc.
Schedule of Investments
Third Quarter Report
September 30, 2013 (Unaudited)

INFORMATION REGARDING RESTRICTED SECURITIES AND CONTOLLED AFFILIATES (2)(3)(8)

	Date(s) Acquired	Cost 6/30/13	Cost 9/30/13	Value(9) 9/30/13	% of Net Assets
AnchorFree, Inc.(1)
Preferred A Equity	04/15/11	$ 419,812	$ 419,812	$1,443,357	11.73%
AnchorFree, Inc. (1)(7)
Options to buy @ $0.3971	06/29/12	92,971	92,971	92,971	0.75
Plures Technologies, Inc.(4)
Convertible Promissory Note	10/15/12	112,501	112,501	97,875	0.79
Plures Technologies, Inc.(4)
Preferred A Equity	05/23/11	500,000	500,000	278,942	2.27
Plures Technologies, Inc. (4)	07/01/98
Common Equity	to 05/13/13	5,754,700	5,754,700	118,783	0.97
Plures Technologies, Inc. (6)
Warrants to buy @$0.01	10/15/12	0	0	96,751	0.79
iSatori Technologies, Inc.
Preferred D Equity	10/13/99	75,000	75,000	3,064	0.02
iSatori Technologies, Inc.	10/02/98
Common Equity	to 12/31/10	9,056,721	9,056,721	3,642,094	29.59

Total Restricted Securities		$16,011,705	$16,011,705	$5,773,837	46.91%

(1)	Securities in a privately owned company.
(2)	“Affiliated,” in general, refers to persons owning 5% or more of the issuer or the Fund. Directors and persons owning more than 25% are Affiliated persons listed in the Controlled table.
(3)	Non-Income Producing.
(4)
Plures Technologies, Inc. are securities exempt from registration under Rule 144A of the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2013, the aggregate value of the restricted common securities was $118,448 representing 0.96% of net assets.  The restricted common securities were purchased in numerous transactions between April 10, 2009, and March 31, 2011.  At September 30, 2013, the value of the restricted preferred securities was $278,942 representing 2.27% of net assets.  The Fund owns 385 shares of Plures Technologies, Inc. which are not restricted but these shares would have to be sold under Rule 144.  At September 30, 2013, the aggregate value of the unrestricted securities was $335 representing less than 0.01% of net assets.

(5)	Percentage is calculated as a percentage of net assets.
(6)	These warrants represent the ability to purchase 112,501 shares of common stock of Plures Technologies at $0.01 per share. These warrants expire on October 15, 2016 to May 8, 2017.
(7)
These options represent the Fund’s ability to purchase 15,023 common shares of AnchorFree Inc. at $0.3971 per share. These options were issued as compensation for Russell Cleveland’s advisory services to the board of directors.  These options expire three months after Russell Cleveland ceases to be a service provider.

(8)
“Controlled” refers to Affiliates who have the power to exercise a controlling influence over the management or policies of a company.  A person who owns, directly or indirectly through another controlled company, more than 25 % of the voting securities of a company shall be presumed to control such company.  A director is deemed to have control.

(9)	See Fair Value Measurements. See Page 4.
(10)	The Dynamic Green Energy (“DGE”) note is in default. Due to the deteriorated situation at the company, we adjusted the value of the DGE note to zero.

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2013 (Unaudited)

Fair Value Measurements

Investments are carried in the statements of assets and liabilities at fair value, as determined in good faith by RENN Group, subject to the approval of the Fund’s Board of Directors.  The fair values reported are subject to various risks including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities and warrants. These securities may be unregistered and thinly-to-moderately traded.  Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a weekly basis, RENN Group prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

Restricted common stock of companies listed on an exchange, NASDAQ or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, NASDAQ or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral.  Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.  U.S. Treasuries are marked to market.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, NASDAQ or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option).  An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Adviser will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2013 (Unaudited)

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$100,000	$-	$100,000
Convertible Debt	-	-	97,875	97,875
Convertible Preferred Equities	-	1,446,421	278,942	1,725,363
Common stock	8,527,721	-	118,783	8,646,504
Miscellaneous Securities	-	92,971	96,751	189,722
Total Investments	$8,527,721	$1,639,392	$592,351	$10,759,464

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Level 3
Beginning balance – June 30, 2013	$746,524
Transferred from Level 2 to Level 3	0
Changes in unrealized gain or loss	(154,173)
Ending Balance - September 30, 2013	$592,351

The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the year unless circumstances dictate otherwise.  There were no transfers between levels during the quarter ending September 30, 2013.

Two portfolio companies are being classified as Level 3.  These portfolio companies are being valued at fixed prices because the market data pertaining to these portfolio companies is non-existent or unreliable.

Dynamic Green Energy is a private company with significantly declining revenues. Earnings and shareholders’ equity are negative as of June 30, 2013, the last financial report furnished to the Fund, and key members of management have resigned. Accordingly, the asset has been assigned a value of zero as of December 31, 2012. It is unlikely, that the Fund will receive funds in a disposition of assets.  The valuation technique used was the cost approach.

Plures Technologies, Inc. (MANY) trades infrequently.  For example, for the 64 trading days ended September 30, 2013, Plures stock traded only 14 of those days.  This has resulted in an unpredictable and unreliable market price.  As of September 30, 2013, the stock price was $0.15.  Meanwhile, Plures recently issued private debt, convertible between $1.00 and $1.60, with warrants struck at $0.01.  As of September 30, 2013, the Fund carried Plures at $0.87 per share.  The valuation techniques used were the income and market approaches.

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2013 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements

Portfolio Company Investment	Value at 9/30/13	Valuation Technique	Unobservable Input	Range		Weighted Average
Convertible Bond	$ 0	Cost	Equity
		Approach	Deficit	$ 0	$47,000,000	$ 0
Convertible Promissory Note	$ 97,875	Market Approach	OTC price Private placement Effect of Dilutive Securities	$0.14 $1.00 0%	$0.42 $1.60 22%	$0.30 $1.30 4%
Convertible Preferred Stock	$278,942	Market Approach	OTC price Private placement Effect of Dilutive Securities	$0.14 $1.00 0%	$0.42 $1.60 22%	$0.30 $1.30 4%
Common Stock	$118,783	Market Approach	OTC price Private placement Effect of Dilutive Securities	$0.14 $1.00 0%	$0.42 $1.60 22%	$0.30 $1.30 4%
Warrants to Buy	$ 96,751	Market Approach	OTC price Private placement Effect of Dilutive Securities	$0.14 $1.00 0%	$0.42 $1.60 22%	$0.30 $1.30 4%
Total Level 3	$592,351

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

.

ITEM 3.  EXHIBITS.

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
1 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

RENN Global Entrepreneurs Fund, Inc.
Third Quarter Report
September 30, 2013 (Unaudited)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  RENN Global Entrepreneurs Fund, Inc.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Russell Cleveland
Russell Cleveland
Chief Executive Officer and President
Date:	November 25, 2013

By:	/s/ Kevin W. McAleer
Kevin W. McAleer
Acting Chief Financial Officer
Date:	November 25, 2013